INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expenses Benefit [Line Items]
Current	$ 0	$ 0
Deferred
Federal (Israel)	(445,913)	(233,418)
State	0	0
Foreign	0	0
Change in Valuation Allowance	445,913	233,418
Income tax provision	$ 0	$ 0